EQUITYBASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
EQUITY BASED COMPENSATION
Schedule of equity option activity and related information

	For the nine months ended September 30, 2017
		Weighted-average
	Equity Options	Exercise Price
Beginning balance	620,721	$16.50
Granted	455,130	20.00
Forfeited	(98,499)	20.00
Ending balance	977,352	$17.78

	December 31, 2016		December 31, 2015
		Weighted		Weighted
	Unit	Average	Unit	Average
	Options	Exercise Price	Options	Exercise Price
Beginning balance	973,410	$16.16	1,262,220	$16.34
Granted	204,245	16.17	—	—
Cancelled	(556,934)	15.79	(288,810)	16.93
Ending balance	620,721	$16.50	973,410	$16.16

Schedule of assumptions used in determining the fair value of certain equity options

$20.00 Strike
Underlying Equity	$20.00
Strike Price	$20.00
Dividend Yield (%)	0.0%
Risk free rate (%)	1.68 - 2.00%
Volatility (%)	46.6 - 46.8%
Expected Term (Years)	4-6

	$14.33 Strike	$20.61 Strike
Underlying Equity	$6.08	$6.08
Strike Price	$14.33	$20.61
Dividend Yield (%)	—%	—%
Risk free rate (%)	0.86%	0.86%
Volatility (%)	63.0%	63.0%
Expected Term (Years)	5	5

Schedule of restricted stock activity

	For the nine months ended September 30, 2017
		Weighted-average
	Restricted Stock	Grant Date Fair Value
Beginning balance	—	$—
Granted	41,117	19.91
Forfeited	(10,757)	20.00
Ending balance	30,360	$19.88